Lease Liabilities (Details)	Dec. 31, 2025	Dec. 31, 2024
Lease Liabilities [Abstract]
Operating leases, weighted average remaining lease term	3 years 7 months 20 days	1 year 4 months 9 days
Operating leases, weighted average discount rate	5.66%	3.87%